Income Taxes (Tables)	3 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Unrecognized tax benefits
UNRECOGNIZED TAX BENEFITS

(In millions)	March 31, 2016	December 31, 2015

Unrecognized tax benefits	$6,557	$6,778
Portion that, if recognized, would reduce tax expense and effective tax rate(a)	4,406	4,723
Accrued interest on unrecognized tax benefits	890	805
Accrued penalties on unrecognized tax benefits	118	98
Reasonably possible reduction to the balance of unrecognized tax benefits
in succeeding 12 months	0-1,400	0-700
Portion that, if recognized, would reduce tax expense and effective tax rate(a)	0-800	0-200

(a) Some portion of such reduction may be reported as discontinued operations.